Significant accounting policies - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Vitru Brasil
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
UNIASSELVI
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
FAMEG
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
FAIR Educacional Ltda
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
FAC Educacional Ltda
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%